General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and administrative expenses [Abstract]
General and Administrative Expenses

in € m.	2025	2024	2023
General and administrative expenses:
Information Technology	3,504	3,610	3,755
Occupancy, furniture and equipment expenses	1,463	1,624	1,478
Regulatory, Tax & Insurance[1]	862	1,028	1,399
Professional services	671	763	899
Banking Services and outsourced operations	891	964	964
Market Data and Research Services	410	400	374
Travel expenses	152	153	143
Marketing expenses	195	149	203
Other expenses[2]	710	2,552	899
Total general and administrative expenses	8,860	11,243	10,112
[1]Includes bank levy of € 148 million in 2025, € 172 million in 2024 and € 528 million in 2023
[2]Includes litigation related expenses of € 179 million in 2025 and € 2,035 million in 2024 and € 311 million in 2023; see Note 27 “Provisions”, for more details on litigation